THE MAINSTAY FUNDS
51 Madison Avenue
New York, NY 10010

April 12, 2012

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	The MainStay Funds MainStay Large Cap Growth Fund File Nos. 033-02610 and 811-04550

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement, dated April 5, 2012 to the Prospectus and Summary Prospectus for the MainStay Large Cap Growth Fund (Accession Number 0001144204-12-020274). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (973) 394-4505.

Sincerely,

/s/ Thomas C. Humbert

Thomas C. Humbert

Assistant Secretary